Condensed Financial Information of the Parent Company (Details) - Schedule of parent company balance sheets (Parentheticals) - Parent Company [Member] - $ / shares	Dec. 31, 2022	Dec. 31, 2021
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares par value (in Dollars per share)	$ 0.00005	$ 0.00005
Ordinary shares authorized	1,000,000,000	1,000,000,000
Ordinary shares issued	22,115,592	22,115,592
Ordinary shares outstanding	22,115,592	22,115,592